Related party transactions - Related Party Payable Balances (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Related Party Transaction [Line Items]
Total related party liabilities	$ 635	$ 433
Amounts due to related parties - current	0	7
Long-term debt due to related parties	0	426
Liabilities subject to compromise	6,406		$ 0
Related party loans payable
Related Party Transaction [Line Items]
Total related party liabilities	635	426
Long-term debt due to related parties	0	426
Liabilities subject to compromise	635	0
Trading balances
Related Party Transaction [Line Items]
Amounts due to related parties - current	$ 0	$ 7